Other Non-Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Breakdown of Other Non Financial Liabilities
The composition of other non-financial liabilities as of December 31, 2023 and 2022 is as follows:

Composition	12/31/2023	12/31/2022
Salaries, bonuses and payroll taxes payables	52,891,537	34,157,484
Withholdings	45,141,632	49,403,965
Miscellaneous payables	37,049,991	9,200,669
Taxes payables	33,767,097	24,013,937
Directors’ and syndics’ fees payable	17,494,014	2,136,436
Retirement pension payment orders pending settlement	1,588,373	3,503,012
Dividends payable (see Note 42)	80,142
Other	26,172,439	10,895,895

Total	214,185,225	133,311,398